LONG-TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2023
Long-Term Debt, Unclassified [Abstract]
Schedule of long-term debt

	March 31, 2022	March 31, 2023
	RMB	RMB

Current portion of long-term debt	102,206	158,736
Long-term debt	817,648	264,560
	919,854	423,296